Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

a) Basis of presentation

The Group’s unaudited consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). In the opinion of the Group, the accompanying unaudited consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of December 31, 2024, and its results of operations for the six months ended December 31, 2024 and 2023. Interim results are not necessarily indicative of results to be expected for the full year. Accordingly, these statements should be read in conjunction with the Group’s audited financial statements and note thereto as of and for the years ended June 30, 2024 and 2023.

Principles of consolidation

b) Principles of consolidation

The Group’s unaudited consolidated financial statements include the accounts of the Company and its subsidiaries from the dates they were incorporated or acquired. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

c) Use of estimates

The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Group continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Group believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Group’s consolidated financial statements include but are not limited to estimates and judgments applied in determination of allowance for credit losses, impairment losses for long-lived assets and valuation allowance for deferred tax assets. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Foreign currency translation and transactions

d) Foreign currency translation and transactions

The Group’s reporting currency is US dollars (“US$”). The Group’s operations are principally conducted through its subsidiaries located in the PRC where RMB is the functional currency. For those subsidiaries which are not located in mainland PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the People’s Bank of China:

	As of December 31, 2024	As of June 30, 2024
RMB into US$ for balance sheet items, except for equity accounts	7.2993	7.2672
HKD into US$ for balance sheet items, except for equity accounts	7.7677	7.8083
	For the six months ended December 31
	2024	2023
RMB into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.1767	7.2347
HKD into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.7870	7.8189

No representation is intended to imply that the RMB and HKD amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of others, net in the consolidated statements of operations and comprehensive income.

Cash and cash equivalents

e) Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use. The Group considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Accounts receivable, net

f) Accounts receivable, net

The Group records accounts receivable at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for credit losses is the Group’s reserve for uncollectible receivable amounts which is estimated using the approach based on expected losses. The Group determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions, along with reasonable and supportable forecasts as a basis to develop the Group’s expected loss estimates. The Group adjusts the allowance percentage periodically when there are significant differences between estimated credit losses and actual credit losses. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property and equipment, net

i)  Property and equipment, net

The Group’s property and equipment are recorded at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:

Leasehold improvement	Shorter of 3 years or lease term
Furniture, fixture and other equipment	2 – 3 years
Electronic equipment	3 years

When property and equipment are retired or otherwise disposed of, resulting gain or loss is included in net income in the period of disposition.

For the six months periods ended December 31, 2024 and 2023, the Group did not recognize any gain or loss from disposal of property and equipment.

Impairment of long-lived assets

j) Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value.

For the six months ended December 31, 2024 and 2023, the Group did not recognize any impairment loss on long-lived assets.

Deferred IPO costs

k) Deferred IPO costs

Deferred IPO costs consist of legal, accounting, underwriting fee and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital upon completion of the proposed public offering. Should the proposed public offering prove to be unsuccessful, the deferred cost, as well as additional expenses to be incurred, will be charged to operations.

Fair value of financial instruments

l)  Fair value of financial instruments

The Group’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, net, due from related parties, accounts payable and due to a related party. The carrying values of these financial instruments approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This note also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.
Level 2	—	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Group evaluates its hierarchy disclosures each quarter.

Revenue recognition

m) Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the contracted goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue is recognized upon the transfer of control of contracted goods or services to a customer.

Software development services

Revenues generated from software development services is earned by the Group to design software system based on client’s specification or provide them with standard software. The identified promises include (1) developing software according to client specification, (2) testing and deployment of software, (3) delivering software (including but not limited to source code, etc.) to client, (4) providing training on the use of software, and (5) option to purchase warranty. The single performance obligation identified is to develop software according to client specification. Promises (1), (2) and (3) are interrelated and cannot be separated or differentiated, because testing and deployment and delivery of software cannot be benefited on their own or with other readily available resources, except with the developed software. Promises (4) and (5) identified above are immaterial when considered both qualitative and quantitative factors of these performance obligations. In the same contract, the Company provides a twelve-month free warranty after the customized application is delivered. This warranty is an assurance-type warranty so the Company does not consider it as a separate performance obligation. The costs to the Company in fulfilling its obligation under the warranty clause have been immaterial. The sole performance obligation identified is the developing, testing and deployment, and delivery of software. The Group is the principal party in fulfilling the identified performance obligation. The revenue is recognized at a point in time when it delivers the software to the client for acceptance testing and the acceptance report is signed, which represents the point in time which the performance obligation is satisfied and when the control of the software is transferred to the client.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring software to customers. Consideration is recorded net of value-added tax, and there is no variable consideration exists in the software development services.

Exhibition and conference services

Revenues generated from exhibition and conference services is earned by the Group to provide IT services to exhibition or conference organizers. The service includes gates, ticketing machine, ticket reader, face recognition equipment, health code reader and personnel required to operate the equipment. The service contract is usually for a fixed period covering the set-up time and the exhibition or conference period. For this type of service, the series of tasks discussed above are interrelated and cannot be separated or differentiated, because the goal of the clients is to have a usable system for the exhibition and conference. They cannot benefit from individual task. The single performance obligation identified is the complete service is provided to the client during the contract period. The Group is the principal party in fulfilling the identified performance obligation. The control of the service is transferred to the client at a point in time when the complete service is provided to the client, as the client can only be benefited when the complete service is provided. Thus the revenue is recognized at a point in time when the provision of service is completed.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for providing the service to customers. Consideration is recorded net of value-added tax, and there is no variable consideration exists in the exhibition and conference services.

Hardware sales

Revenue generated from hardware sales when the Group provides sales of gates, blue-tooth door key and face recognition device which are usually used in conjunction with the software system developed by the Group. The hardware can be provided with or without the installation services. The covenants identified are the provision of hardware and the installation service. For this type of revenue, the installation service is relatively immaterial compared to the hardware sales as it is usually free of charge and is only an accessory process to make the hardware operable. The single performance obligation identified is the provision of hardware to the customers. The recognition of the revenue is when the customer has confirmed the receipt of the hardware, which is the point in time that the control of the product is transferred to the customer and the performance obligation is satisfied.

The Group presents the revenue generated from its hardware sales on a gross basis as the Group is the principal party in satisfying the performance obligation. The Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. In making this determination, the Group also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators.

Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to customers. Consideration from product sales is recorded net of value-added tax, and there is no variable consideration exists in the hardware sales. There is also no sales return from the hardware sales after the customer has confirmed the receipt of hardware.

Others

Revenues generated from others represent the usage based fees the Group charged for a percentage of payments that passed through the Group’s software system, which is mainly used by property management company for collecting management fee. The single performance obligation identified is the provision of service for customer to collect relative payment. Proceeds allocated to others are recognized as revenue when the payment is completed, which is the point that the control of the service is transferred to the customer.

Contract balance

When a revenue contract has been performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. Contract balances consist of accounts receivable, contract assets and contract liabilities.

Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time. As of December 31, 2024 and June 2024, the Group does not have any contract assets.

Contract liabilities consist of advance from customers, which represent the billings or cash received for services or product sales in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. For the six months ended December 31, 2024 and 2023, all contract liability at the beginning of the reporting period has been recognized as revenue during the years. The Group’s advance from customers amounted to $1,612 and $1,009 as of December 31, 2024 and June 30, 2024, respectively. The Group expects to recognize this balance as revenue over the next 12 months.

Cost of revenues	n) Cost of revenues Cost of revenues primarily consist of cost of service provided, hardware cost, staff payroll and welfare, depreciation and other miscellaneous expenses.
General and administrative expenses

o) General and administrative expenses

General and administrative expenses primarily consist of salaries and benefits of management, accounting and administrative personnel, office rentals, depreciation of office equipment, professional service fees, utilities and other office expenses.

Research and development expenses

p) Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for research and development professionals, and other expenses related to technology and development functions. The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore research and development costs are generally expensed as incurred.

Income taxes

q) Income taxes

The Group follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of income and comprehensive income in the period that includes the enactment date.

Value added tax (“VAT”)

r) Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from software development services, exhibition and conference services, hardware sales and others. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 3% for small-scale value-added taxpayers providing services. Since March 1, 2020, the Treasury Department in PRC has announced various preferential tax treatment on VAT for small-scale value-added taxpayers. Taxation Announcement 2020#13 stated from March 1, 2020 to May 31, 2020, small-scale value-added taxpayers other than in Hubei province would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT. Taxation Announcement 2020#24 extended the above preferential tax policy to December 31, 2020. In 2021, Taxation Announcement 2021#11 announced that from April 1, 2021 to December 31, 2021, small-scale value-added taxpayers with monthly sales of less than RMB150,000 will be exempt from VAT. Taxation Announcement 2022#15 stated that from April 1, 2022 to December 31, 2022, small-scale VAT taxpayers shall be exempt from VAT on taxable sales that used to subject to 3% VAT tax rate. Taxation Announcement 2023#1 stated that from January 2, 2023 to December 31, 2023, small-scale VAT taxpayers would be subject to a reduced value added tax rate of 1% on their taxable sales that used to subject to 3% VAT.

Uncertain tax positions

s) Uncertain tax positions

The Group uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Group’s Hong Kong and PRC subsidiaries are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.11 (Revised) (“DIPN11”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. For the periods ended December 31, 2024 and 2023, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2024 or June 30, 2024. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Segment reporting

t) Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Group’s management team. Consequently, the Group has determined that it has only one reportable operating segment.

Comprehensive income

u) Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the years presented, total comprehensive income included foreign currency translation adjustments.

Earnings (loss) per share

v) Earnings (loss) per share

Earnings (loss) per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the six months ended December 31, 2024 and 2023, there were only Class A Ordinary Shares issued and outstanding, so the two-class method is not applicable as no participating securities existed.

Basic earnings per ordinary share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive or in the case of contingently issuable shares that all necessary conditions for issuance have not been satisfied.

Commitments and contingencies

w)  Commitments and contingencies

The Group accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

As of both December 31, 2024 and June 30, 2024, there were no contingent liabilities relating to litigations against the Group.

Lease

x) Lease

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The amendments in this ASU require that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments — Credit losses (Topic 326), Derivative and Hedging (Topic 815), and Lease (Topic 842): Effective Date. ASU2019-10 amends the effective dates for ASU No. 2016-02. The Group fits the requirement for other entities and has adopted ASU2016-02 for fiscal year ended June 30, 2023. The Company has adopted the amendments with no material change to the Group’s balance sheet to recognize right-of-use assets and related lease liabilities for operating leases.

Recent issued or adopted accounting standards

z) Recent issued or adopted accounting standards

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements — Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. The amendments in this ASU are in response to the U.S. Securities and Exchange Commission’s (SEC) Release No. 33-10532, Disclosure Update and Simplification, in which the SEC referred certain of its disclosure requirements that overlap with, but require incremental information to, generally accepted accounting principles to the FASB for potential incorporation into the Codification. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. For all other entities, the amendments will be effective two years later. For all entities, if by June 30, 2027, the SEC has not removed the applicable requirement from Regulation S-X or Regulation S-K, the pending content of the related amendment will be removed from the Codification and will not become effective for any entity. The Group is still evaluating the impact of this amendment to the Group’s consolidated financial position, results of operations and cash flow.

In December 2023, the FASB issued ASU 2023-09, “Improvement to Income Tax Disclosure”. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial position and results of operations upon adoption.